Borrowings - Summary of Long-term Borrowings (Detail) € in Millions, ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%	0.00%
Borrowings	₩ 8,437,703			₩ 7,316,298
Total	6,706,281			5,898,184
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	552,995			272,263
Less: Current portion	(51,803)			(94,042)
Total	₩ 501,192			178,221
Long-term borrowings [member] | Export-Import Bank of Korea [member] | Inter-Korean Cooperation Fund [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.00%	1.00%	1.00%
Borrowings	₩ 2,467			2,961
Long-term borrowings [member] | Industrial Bank of Korea [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 0			6,000
Long-term borrowings [member] | Shinhan Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+1.650
Borrowings	₩ 10,563	$ 8,910		9,694	$ 8,910
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+2.130
Borrowings	₩ 29,638	25,000		27,200	25,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 2 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+1.847
Borrowings	₩ 15,412	13,000
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 3 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 37,345	$ 31,472
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 3 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.90%	1.90%	1.90%
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 3 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.23%	3.23%	3.23%
Long-term borrowings [member] | Shinhan Bank [member] | General Loans 4 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 0			5,000
Long-term borrowings [member] | Shinhan Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+1.140
Borrowings	₩ 30,726	$ 25,918		28,199	25,918
Long-term borrowings [member] | Standard Charted Bank [member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.28%	2.28%	2.28%
Borrowings	₩ 27,760
Long-term borrowings [member] | CA-CIB [member] | Long-term CP [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.26%	1.26%	1.26%
Borrowings	₩ 100,000			100,000
Long-term borrowings [member] | NongHyup Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 0			54
Long-term borrowings [member] | NongHyup Bank [member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.28%	2.28%	2.28%
Borrowings	₩ 46,267
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 39,000
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.92%	1.92%	1.92%
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.00%	3.00%	3.00%
Long-term borrowings [member] | Korea Development Bank [member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 0			10,000
Long-term borrowings [member] | Korea Development Bank [member] | General Loans 2 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 0			30,000
Long-term borrowings [member] | Woori Bank [Member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	EURIBOR(3M)+0.900
Borrowings	₩ 10,336		€ 7,700
Long-term borrowings [member] | Woori Bank [Member] | General Loans 1 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.32%	3.32%	3.32%
Borrowings	₩ 15,000
Long-term borrowings [member] | Woori Bank [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 23,614
Long-term borrowings [member] | Woori Bank [Member] | PF Loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.00%	2.00%	2.00%
Long-term borrowings [member] | Woori Bank [Member] | PF Loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.82%	2.82%	2.82%
Long-term borrowings [member] | Woori Bank [Member] | CP [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.302%	2.302%	2.302%
Borrowings	₩ 88,510
Long-term borrowings [member] | Kyobo Life Insurance [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.28%	2.28%	2.28%
Borrowings	₩ 41,640
Long-term borrowings [member] | Samsung Life Insurance [Member] | PF Loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.86%	1.86%	1.86%
Borrowings	₩ 23,133
Long-term borrowings [member] | Kookmin Bank and others [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+1.850
Borrowings	₩ 11,584	$ 9,771		₩ 53,155	$ 48,855